Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2012
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	33.90%	35.60%	38.00%	40.60%
Nondeductible expenses	0.30%	0.10%	0.20%
Impairment of goodwill	9.70%		0.20%
Foreign tax credit and payments	(1.90%)	(1.00%)	(0.60%)
Lower tax rates applicable to income of subsidiaries	(0.20%)	(0.10%)	(0.40%)
Change in valuation allowance	(4.00%)	(1.30%)	(12.40%)
Realization of previously unrecognized tax effects of subsidiaries			(0.10%)
Nontaxable dividends received	(1.90%)	(1.60%)	(3.30%)
Undistributed earnings of subsidiaries	0.70%	0.10%	0.50%
Tax and interest expense for uncertainty in income taxes	0.00%	(0.20%)
Effect of changes in tax laws	(4.30%)	(1.70%)	1.20%
Other-net	(0.50%)	(0.50%)	0.50%
Effective income tax rate	31.80%	29.40%	23.80%